Accounts Receivable, Net - Schedule of Allowance for CECL (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance for CECL [Abstract]
Beginning balance	$ 95,806	$ 125,516
Addition (reversal)	7,521	(29,992)	$ 5,563
Exchange difference	(545)	282
Balance at end of the year ended June 30	$ 102,782	$ 95,806	$ 125,516